Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ 1,775,477	$ 788,815	$ 680,756
Deferred	(118,198)	(312,997)	(132,319)
Total	$ 1,657,279	$ 475,818	$ 548,437